UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
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Check here if Amendment [ ]; Amendment Number: _______
This Amendment (Check only one.):      [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pinnacle Advisers, L.P.
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Address:  4965 Preston Park Blvd
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          Suite 240, Plano, TX 75093
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Form 13F File Number: 028-12894
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     /s/Barry M. Kitt
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Title:    Sole member of Pinnacle Fund Management, LLC,
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          its General Partner
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Phone:
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Signature, Place, and Date of Signing:

   /s/Barry M. Kitt                  Plano, TX                     May 12, 2008.
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      [Signature]                   [City, State]                     [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                      Name
028-12801                             Barry M. Kitt